UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $968,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE ONE INTL INC          COM              018772103     4880  1000000 SH       SOLE                  1000000        0        0
AOL INC                        COM              00184X105    28964  1244147 SH       SOLE                  1244147        0        0
APOLLO GROUP INC               CL A             037604105    24232   400000 SH  PUT  SOLE                   400000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    47959  5328800 SH       SOLE                  5328800        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    44825  4980500 SH  CALL SOLE                  4980500        0        0
CIT GROUP INC                  COM NEW          125581801    24791   897900 SH       SOLE                   897900        0        0
CKX INC                        COM              12562M106     2635   500000 SH       SOLE                   500000        0        0
E TRADE FINANCIAL CORP         COM              269246104    22397 12798300 SH       SOLE                 12798300        0        0
GENWORTH FINL INC              COM CL A         37247D106     8004   705200 SH       SOLE                   705200        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    11530   899350 SH       SOLE                   899350        0        0
HEWLETT PACKARD CO             COM              428236103    65334  1268377 SH       SOLE                  1268377        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103     2641   268100 SH       SOLE                   268100        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1757  2545850 SH       SOLE                  2545850        0        0
MGIC INVT CORP WIS             COM              552848103    14062  2432855 SH       SOLE                  2432855        0        0
MICROSOFT CORP                 COM              594918104    18590   609700 SH       SOLE                   609700        0        0
MONSANTO CO NEW                COM              61166W101    26397   322900 SH       SOLE                   322900        0        0
MONSANTO CO NEW                COM              61166W101    27166   332300 SH  PUT  SOLE                   332300        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     9625   495642 SH       SOLE                   495642        0        0
PFIZER INC                     COM              717081103    27332  1502577 SH       SOLE                  1502577        0        0
QUALCOMM INC                   COM              747525103    12805   276800 SH  CALL SOLE                   276800        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20958   195300 SH       SOLE                   195300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    55308   515400 SH  CALL SOLE                   515400        0        0
SPDR TR                        UNIT SER 1       78462F103   156016  1400000 SH  PUT  SOLE                  1400000        0        0
TESSERA TECHNOLOGIES INC       COM              88164L100    16303   700600 SH       SOLE                   700600        0        0
TICKETMASTER ENTMT INC         COM              88633P302    29879  2445127 SH       SOLE                  2445127        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911X104    29797   937300 SH       SOLE                   937300        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106    17814   610913 SH       SOLE                   610913        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    34242   931502 SH       SOLE                   931502        0        0
XEROX CORP                     COM              984121103    64111  7578100 SH       SOLE                  7578100        0        0
XEROX CORP                     COM              984121103    47096  5566900 SH  CALL SOLE                  5566900        0        0
XEROX CORP                     COM              984121103    16920  2000000 SH  PUT  SOLE                  2000000        0        0
XL CAP LTD                     CL A             G98255105    25154  1372283 SH       SOLE                  1372283        0        0
YAHOO INC                      COM              984332106     6771   403500 SH  CALL SOLE                   403500        0        0
YAHOO INC                      COM              984332106    22056  1314400 SH       SOLE                  1314400        0        0